Impairment charges on intangible assets	12 Months Ended
Dec. 31, 2022
Impairment of Assets [Abstract]
Impairment charges on intangible assets	Impairment charges on intangible assets:Upon acquisition of Ballard Motive Solutions (note 7), acquired intangible assets consisting of technology (patents, know-how and in-process research and development), customer contracts and relationships, and non-compete agreement were recognized. In connection with the post-acquisition restructuring of operations at Ballard Motive Solutions, management noted indicators of impairment for the acquired intangible assets, resulting in a write-down totalling $13,017,000.
27. Impairment charges on intangible assets (cont'd):
Acquired intangible assets with a net book value of $15,517,000 were assessed for impairment. The fair value of the technology intangible assets was determined by using the Discounted Cash Flow (“DCF”) approach which is a variant of the Income Approach. The fair value of the acquired technology was estimated by calculating the net present value of the future economic benefits expected to accrue to the acquired technology. As a result of this review, the Corporation estimated that the fair value of the acquired Ballard Motive Solutions' technology intangible assets to be $2,500,000 as at December 31, 2022, resulting in an impairment charge of $11,978,000 on the technology intangible assets for the year ended December 31, 2022. Furthermore, as part of this review, the Corporation estimated the fair value of the acquired customer contracts and relationships (net book value of $880,000) and non-compete agreement (net book value of $159,000) to be $nil and $nil respectively as at December 31, 2022, resulting in impairment charges of $880,000 and $159,000 respectively for the year ended December 31, 2022.

Acquired		Accumulated	Net carrying		Ending
intangible assets	Cost	amortization	amount	Impairment	Balance
Technology	$15,976	$1,498	$14,478	$11,978	$2,500
Customer contracts and relationships	1,048	168	880	880	—
Non-compete agreement	255	96	159	159	—
	$17,279	$1,762	$15,517	$13,017	$2,500